RELATED PARTY BALANCES AND TRANSACTIONS - Transactions - Others (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Hefei Jingyu
Related Party Transaction [Line Items]
Purchase from related parties	¥ 146,847
Others
Related Party Transaction [Line Items]
Purchase from related parties		¥ 12,000	¥ 12,183